Financial Risks - Summary of Closing Levels of Certain Major Indices (Detail) Unit_pure in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
S & P 500 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	3,756	3,231	2,507	2,674	2,239
Nasdaq [member]
Disclosure of equities prices [line items]
Closing levels of major indices	12,888	8,973	6,635	6,903	5,383
FTSE 100 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	6,461	7,542	6,728	7,688	7,143
AEX [member]
Disclosure of equities prices [line items]
Closing levels of major indices	625	605	488	545	483